Other Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Other Accrued Liabilities Tables
Other Accrued Liabilities

The present value of the settlement amount was recorded at the settlement date and is payable in equal monthly installments of $17,000 over five years at an effective interest rate of 5.25% and consists of the following at December 31, 2014:

2014
Total due	$334,000
Less current portion	(187,000)
Long-term, less current portion	$147,000